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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549
                                  Form 13F
                             Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 1999
                                               -----------------------
Check Here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:    Elijah Asset Management, LLC
         -------------------------------
Address: 100 Pine Street Suite 420
         -------------------------------
         San Francisco, CA 94111
         -------------------------------

         -------------------------------
Form 13F File Number: 28-
                         ---------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ronald E. Elijah
       -------------------------------
Title: CEO
       -------------------------------
Phone: 415-274-2466
       -------------------------------

Signature, Place, and Date of Signing:
/s/ Ronald E. Elijah               San Francisco, CA   May 14, 1999
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
NONE

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
                                   --------------------
Form 13F Information Table Entry Total: 81
                                        --------------------
Form 13F Information Table Value Total: $937,191,150
                                         --------------------
(thousands)
List of Other Included Managers: None
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


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Form 13F - Elijah Asset Management, LLC

3/31/99
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COLUMN 1                           COLUMN 2   COLUMN 3  COLUMN 4   COLUMN 5  COLUMN 6               COLUMN 7 COLUMN 8
--------                           --------   --------  --------   --------  --------               -------- --------

               SECURITY             CLASS    CUSIP       VALUE      SHARES   INVESTMENT DISCRETION   OTHER     VOTING
                                      OF               (X $1,000)   AMOUNT          SHARED          MANAGERS  AUTHORITY
                                  SECURITIES                                        OTHER

National Data Corporation .........  common  635621105          6      150                   150                  150
Onyx Software Corp. ...............  common  683402101         16      400                   400                  400
MBNA Corporation ..................  common  55262l100         13      550                   550                  550
United Pan-Europe Communications NV  common  911300200         27      700                   700                  700
Prodigy Communication Corp ........  common  74283p107        111    2,900                 2,900                2,900
Onemain.com, Inc. .................  common  68267p109        181    5,000                 5,000                5,000
Miningco.Com Inc. .................  common  60366t108        895   10,000                10,000               10,000
Biogen, Inc. ......................  common  090597105      2,298   20,100                20,100               20,100
Amazon.com ........................  common  023135106      3,909   22,700                22,700               22,700
Ameritrade Holding Corporation ....  common  03072h109      1,544   25,000                25,000               25,000
E*Trade Group, Inc. ...............  common  269246104      1,458   25,000                25,000               25,000
At Home corporation - Ser A .......  common  045919107      3,953   25,100                25,100               25,100
Network Solutions .................  common  64121q102      3,236   30,600                30,600               30,600
Exodus Communications, Inc. .......  common  302088109      4,196   31,200                31,200               31,200
Lucent Technologies ...............  common  549463107      3,448   32,000                32,000               32,000
FDX Corporation ...................  common  31304n107      3,165   34,100                34,100               34,100
Yahoo! Inc. .......................  common  984332106      5,910   35,100                35,100               35,100
Broadvision, Inc. .................  common  111412102      2,157   36,100                36,100               36,100
Uniphase Corporation ..............  common  909149106      4,605   40,000                40,000               40,000
Intuit, Inc. ......................  common  461202103      4,274   42,000                42,000               42,000
Knight/Trimark Group Inc ..........  common  499067106      2,854   42,600                42,600               42,600
Nokia Corporation .................  common  654902204      6,760   43,400                43,400               43,400
Lam Research Corporation ..........  common  512807108      1,305   45,000                45,000               45,000
Sapient Corporation ...............  common  803062108      3,355   47,000                47,000               47,000
Ascend Communications, Inc. .......  common  043491109      5,021   60,000                60,000               60,000
Capital One Financial Corporation .  common  14040h105      9,339   61,850                61,850               61,850
Vitesse Semiconductor Corp. .......  common  928497106      3,458   68,300                68,300               68,300
American Express Company ..........  common  025816109      8,695   74,000                74,000               74,000
Legato Systems Inc. ...............  common  524651106      3,820   74,000                74,000               74,000
Gateway 2000, Inc .................  common  367833100      5,074   74,000                74,000               74,000
Novellus Systems, Inc. ............  common  670008101      4,090   74,200                74,200               74,200
Cisco Systems, Inc. ...............  common  17275r102      8,491   77,500                77,500               77,500
Chase Manhattan Bank ..............  common  16161a108      6,830   84,000                84,000               84,000
Cardinal Health, Inc. .............  common  14149y108      5,745   87,050                87,050               87,050
Schlumberger Ltd. .................  common  806857108      5,363   89,100                89,100               89,100
AT&T Corporation ..................  common  001957109      7,662   96,000                96,000               96,000
MKS Instruments, Inc. .............  common  55306n104      1,338  100,000               100,000              100,000
Solectron Corporation .............  common  834182107      5,216  107,400               107,400              107,400
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
EMC Corporation ...................  common  268648102     14,512  113,600               113,600              113,600
Johnson & Johnson .................  common  478160104     10,652  113,700               113,700              113,700
Level One Communications ..........  common  527295109      5,738  118,000               118,000              118,000
Halliburton Company ...............  common  406216101      4,582  119,000               119,000              119,000
Teradyne, Inc. ....................  common  880770102      6,820  125,000               125,000              125,000
America Online, Inc. ..............  common  02364j104     20,907  143,200               143,200              143,200
Pfizer, Inc. ......................  common  717081103     19,890  143,350               143,350              143,350
Sprint Corporation ................  common  852061100     14,228  145,000               145,000              145,000
Motorola, Inc .....................  common  620076109     10,636  145,200               145,200              145,200
Xilinx, Inc. ......................  common  983919101      6,044  149,000               149,000              149,000
Equitable .........................  common  29444g107     10,763  153,750               153,750              153,750
McDonald's Corp ...................  common  580135101      7,934  175,100               175,100              175,100
Walmart ...........................  common  931142103     16,432  178,250               178,250              178,250
Charles Schwab ....................  common  808513105     18,369  191,100               191,100              191,100
Amgen .............................  common  031162100     14,451  193,000               193,000              193,000
Morgan Stanley, Dean Witter Discove  common  617446448     21,432  214,450               214,450              214,450
Comcast Corp. Special CL-A ........  common  200300200     13,569  215,600               215,600              215,600
Eli Lilly & Company ...............  common  532457108     19,895  234,400               234,400              234,400
Donaldson Lufkin & Jenrette .......  common  257661108     16,489  236,400               236,400              236,400
Merck & Co., Inc. .................  common  589331107     19,429  242,300               242,300              242,300
Time Warner Inc. ..................  common  887315109     18,270  257,100               257,100              257,100
Texas Instruments .................  common  882508104     26,048  262,450               262,450              262,450
Nike, Inc. ........................  common  654106103     15,356  266,200               266,200              266,200
Intel Corporation .................  common  458140100     32,450  272,400               272,400              272,400
Citigroup Inc. ....................  common   17296710     17,416  272,650               272,650              272,650
Circuit City Stores, Inc. .........  common  172737108     23,807  310,700               310,700              310,700
Household International, Inc. .....  common  441815107     14,511  318,050               318,050              318,050
Costco Wholesale Corp. ............  common  22160q102     29,410  321,200               321,200              321,200
Merrill Lynch .....................  common  590188108     30,267  342,238               342,238              342,238
United Healthcare Corporation .....  common  910581107     18,064  343,250               343,250              343,250
Office Depot, Inc. ................  common  676220106     12,711  345,300               345,300              345,300
Applied Materials, Inc. ...........  common  038222105     22,948  372,000               372,000              372,000
Best Buy Company, Inc. ............  common  086516101     21,003  403,900               403,900              403,900
CVS Corporation ...................  common  126650100     19,686  414,450               414,450              414,450
Safeway Inc. ......................  common  786514208     21,682  422,550               422,550              422,550
Microsoft Corporation .............  common  594918104     40,089  447,300               447,300              447,300
Micron Technology, Inc. ...........  common  595112103     21,751  450,800               450,800              450,800
LSI Logic Corporation .............  common  502161102     14,430  462,700               462,700              462,700
MCIWorldCom, Inc. .................  common  55268b106     41,779  471,750               471,750              471,750
Compaq Computer Corporation .......  common  204493100     16,062  506,900               506,900              506,900
Walgreen Co. ......................  common  931422109     18,086  640,200               640,200              640,200
Staples, Inc. .....................  common  855030102     23,594  717,675               717,675              717,675
Oracle Corporation ................  common  68389x105     25,182  954,750               954,750              954,750

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